Borrowings - Repayment Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Borrowings Repayment Schedule
Principal repayments of the borrowings	$ 931,150
Fair value of bank facilities	$ 931,150
Average
Borrowings Repayment Schedule
Interest rate	3.90%	2.40%
Not later than one year
Borrowings Repayment Schedule
Principal repayments of the borrowings	$ 93,964
Later than one year and not later than three years
Borrowings Repayment Schedule
Principal repayments of the borrowings	614,084
Later than three years and not later than five years
Borrowings Repayment Schedule
Principal repayments of the borrowings	197,873
Later than five years
Borrowings Repayment Schedule
Principal repayments of the borrowings	$ 25,229